CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		69 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (1,384,981)	$ (922,906)	$ (31,374,304)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain from change in fair value of warrant liability	(855,251)	(1,509,778)	(2,932,490)
Founders shares			17,000
Costs associated with purchase of Sucre Agricultural Corp			(3,550)
Interest expense on beneficial conversion feature of convertible notes			676,983
Loss on extinguishment of convertible debt			2,718,370
Loss on retirement of warrants			146,718
Common stock issued for interest on convertible notes			55,585
Discount on sale of stock associated with private placement			211,660
Accretion of discount on note payable to related party	73,885	9,851	83,736
Loss from change in accounting estimate on Department of Energy billings	354,000		354,000
Debt issuance costs for rejected loan guarantees	309,834	273,800	583,634
Gain on settlement of accrued rent	(7,920)		(7,920)
Share-based compensation	161,851	52,487	11,552,467
Depreciation	18,951	25,522	88,607
Changes in operating assets and liabilities:
Department of Energy unbilled grant receivable	(117,004)	(28,267)	(145,271)
Department of Energy grant receivable		207,380
Prepaid expenses and other current assets	23,348	11,532	(15,912)
Accounts payable	377,751	8,146	721,442
Accrued liabilities	336,266	(135,374)	446,288
Net cash used in operating activities	(709,270)	(2,007,607)	(16,822,957)
Cash flows from investing activities:
Acquisition of property and equipment		(5,508)	(217,636)
Construction in progress	(123,155)	(889,739)	(1,012,894)
Net cash used in investing activities	(123,155)	(895,247)	(1,230,530)
Cash flows from financing activities:
Cash paid for treasury stock			(101,581)
Cash received in acquisition of Sucre Agricultural Corp.			690,000
Proceeds from sale of stock through private placement			544,500
Proceeds from exercise of stock options			40,000
Proceeds from issuance of common stock	350,000		14,710,000
Proceeds from convertible notes payable			2,500,000
Repayment of notes payable			(500,000)
Proceeds from related party line of credit/notes payable	19,230	200,000	335,230
Repayment from related party line of credit/notes payable			(116,000)
Debt issuance costs	(114,136)	(299,498)	(563,634)
Retirement of warrants			(220,000)
Proceeds from sale of LLC Unit		750,000	750,000
Net cash provided by financing activities	255,094	650,502	18,068,515
Net increase (decrease) in cash and cash equivalents	(577,331)	(2,252,352)	15,028
Cash and cash equivalents beginning of period	592,359	2,844,711
Cash and cash equivalents end of period	15,028	592,359	15,028
Supplemental disclosures of cash flow information Cash paid during the period for:
Interest		209	57,102
Income taxes	825	54,153	18,921
Supplemental schedule of non-cash investing and financing activities:
Conversion of senior secured convertible notes payable			2,000,000
Interest converted to common stock			55,569
Fair value of warrants issued to placement agents			725,591
Discount on related party note payable		83,736	83,736
Accounts payable, net of reimbursement, included in construction-in-progress	24,494	21,348	45,842
Accretion of redeemable non-controlling interest	$ 112,500		$ 112,500